Business Combinations (Tables)	12 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
Schedule of Business Combinations

Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests	Nature of Relationship

Aqua Mining (PNG) Ltd	Papua New Guinea	28-Feb-2014	90%	Note 1

Angel Jade Pty Ltd	Australia	10-Dec 2014	70%	Note 2